Marketable securities, Measured at FVOCI (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Fair value [Abstract]
Revaluation adjustment	$ 906	$ (445)	$ 303	$ (1,215)
Total proceeds from marketable securities			19,800
Impairment loss			$ 100		$ 100
Bottom of Range [Member]
Fair value [Abstract]
Marketable securities at FVOCI maturity period			1 month
Top of Range [Member]
Fair value [Abstract]
Marketable securities at FVOCI maturity period			3 years
FVOCI [Member]
Fair value [Abstract]
Opening balance			$ 88,667
Accrued interest			2,878
Interest received			(801)
Redemptions and disposals of marketable securities			(19,780)
Revaluation adjustment			303
Closing balance	$ 71,267		$ 71,267		$ 88,667